J.P. MORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund II

(Class A and Select Class Shares)

(a series of J.P. Morgan Mutual Fund Group)

Supplement dated September 12, 2012

to the Prospectus dated July 1, 2012,

as supplemented

REVISED DATES FOR NOVEMBER DIVIDEND. In connection with the liquidation of the Short Term Bond Fund II on or about November 29, 2012, the November dividend declaration and payment date has been revised. Any dividend of net investment income for the month of November for the Short Term Bond Fund II will be declared on November 28, 2012. The record date for such dividend will be November 28, 2012 and such dividend will be paid along with the proceeds of the liquidation.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-STBII-LIQ-912

J.P. MORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund II

(Class M Shares)

(a series of J.P. Morgan Mutual Fund Group)

Supplement dated September 12, 2012

to the Prospectus dated July 1, 2012,

as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN SHORT TERM BOND FUND II. The Board of Trustees of the JPMorgan Short Term Bond Fund II (the “Fund”), a series of J.P. Morgan Mutual Fund Group (the “Trust”) has approved the liquidation and dissolution of the Fund and the Trust on or about November 29, 2012 (the “Liquidation Date”). On the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. As a result of the liquidation, any dividend of net investment income for the month of November will be declared November 28, 2012. The record date for such dividend will be November 28, 2012 and such dividend will be paid along with the proceeds of the liquidation.

SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-STBIMM-LIQ-912

J.P. MORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund II

(Class A and Select Class Shares)

(a series of J.P. Morgan Mutual Fund Group)

Supplement dated September 12, 2012

to the Statement of Additional Information dated July 1, 2012,

as supplemented

REVISED DATES FOR NOVEMBER DIVIDEND. In connection with the liquidation of the Short Term Bond Fund II on or about November 29, 2012, the November dividend declaration and payment date has been revised. Any dividend of net investment income for the month of November for the Short Term Bond Fund II will be declared on November 28, 2012. The record date for such dividend will be November 28, 2012 and such dividend will be paid along with the proceeds of the liquidation.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-STBII-LIQ-912

J.P. MORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund II

(Class M Shares)

(a series of J.P. Morgan Mutual Fund Group)

Supplement dated September 12, 2012

to the Statement of Additional Information dated July 1, 2012,

as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN SHORT TERM BOND FUND II. The Board of Trustees of the JPMorgan Short Term Bond Fund II (the “Fund”), a series of J.P. Morgan Mutual Fund Group (the “Trust”) has approved the liquidation and dissolution of the Fund and the Trust on or about November 29, 2012 (the “Liquidation Date”). On the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. As a result of the liquidation, any dividend of net investment income for the month of November will be declared November 28, 2012. The record date for such dividend will be November 28, 2012 and such dividend will be paid along with the proceeds of the liquidation.

SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-STBIIM-LIQ-912